Financial instruments and related disclosures - Reconciliation of financial instruments and other receivables and other non-current assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	£ 7,053	£ 7,860
Other non-current assets	1,194	1,676
Financial assets	15,734	13,543
Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	7,053	7,860
Other non-current assets	1,194	1,676
Financial assets	8,247	9,536
Financial Assets at Fair Value Through Profit or Loss, Category [member] | Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	50	59
Other non-current assets	13	23
Financial assets	63	82
Financial assets at fair value through other comprehensive income, category [member] | Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	2,327	1,943
Other non-current assets	0	0
Financial assets	2,327	1,943
Amortised cost [member] | Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	3,789	4,830
Other non-current assets	21	21
Financial assets	3,810	4,851
Financial Instruments [member] | Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	6,166	6,832
Other non-current assets	34	44
Financial assets	6,200	6,876
Non Financial Instruments [member] | Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	887	1,028
Other non-current assets	1,160	1,632
Financial assets	£ 2,047	£ 2,660